Leases - Summary of Lease Payments of Short-Term Leases or Leases for Low-Value Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Lease payments for short-term leases	₩ 1,598	₩ 1,760
Lease payments for which the underlying asset is of low value	1,488	751
Total	₩ 3,086	₩ 2,511